Financial Instruments - Summary of Valuation Inputs and Relationships to Fair Value (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 8,593	R$ 31,596
Private equity funds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	8,593	31,596
Private equity funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	0	21,218
Private equity funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 0	R$ 21,218
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 559	R$ 4,548
Private equity funds [Member] | Vinci Infra Transmisso FIP Infraestrutura [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	3,854	6,128
Private equity funds [Member] | Vinci Infra Transmisso FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 3,854	R$ 6,128
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 703	R$ 1,253
Private equity funds [Member] | Nordeste III FIP Multiestratgia [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	2,848	2,652
Private equity funds [Member] | Nordeste III FIP Multiestratgia [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 2,848	R$ 2,652
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Gain /(Losses)	R$ 497	R$ 702
Others [Member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	R$ 1,891	R$ 1,598
Percentage of reasonably possible decrease in unobservable input assets	1.00%	1.00%
Percentage of reasonably possible increase in unobservable input, assets	2.00%	2.00%
Gain /(Losses)	R$ 533	R$ (41)